Credit from Banks and Others (Narratives) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Net debt to EBITDA under securitization agreements	3.5
Securitization framework	$ 350
Secured trade receivable in case of credit default percentage ownership	30.00%
Utilization of the securitization facility	$ 261	$ 332
Limit guarantees and indemnities to third parties up to an agreed amount	$ 550
Grant loans only to subsidiaries and to associated companies in which it holds at least	25.00%
Total guarantees the Company provided including to an associated Company	$ 85